INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Income (Loss) before Taxes on Income
	Year ended December 31,
	2021	2020	2019

Domestic	$(72,066)	$(153,173)	$(86,703)
Foreign	19,059	1,295	1,553

Loss before taxes on income	$(53,007)	$(151,878)	$(85,150)

Schedule of Deferred Income Taxes
	December 31,
	2021	2020
Deferred tax assets:

Net operating loss carryforward	$11,015	$30,481
Capital losses carry-forwards	-	1
Operating lease liabilities	18,806	16,495
Research and development expenses carryforward	33,913	1,742
Share-based compensation	28,452	18,242
Depreciation differences	1,296	582
Accrued employees costs	4,546	3,506
Intangible assets	-	358
Tax advances	1,241	4,032
Other	1,635	139

Deferred tax assets	100,904	75,578

Valuation allowance	(78,790)	(34,157)

Deferred tax liabilities:

Convertible notes	$-	$19,415
Unrealized gains on marketable and other equity securities	72,626	15,343
Property and equipment	1,900	1,740
Operating lease ROU assets	17,136	14,999
Acquired Intangible assets (1)	2,936	1,880
Other	319	1,574

Deferred tax liabilities	$94,917	$54,951

Deferred taxes are included in the consolidated balance sheets, as follows:

Long-term receivables	$-	$1,813

Long-term liabilities	$72,803	$15,343

Schedule of Income Taxes
	Year ended December 31,
	2021	2020	2019

Current	$10,621	$(535)	$3,309
Deferred	53,581	15,524	(711)

	$64,202	$14,989	$2,598

Domestic	$59,053	$16,193	$(1,981)
Foreign	5,149	(1,204)	4,579

	$64,202	$14,989	$2,598

Reconciliation of Effective Tax Rate to Statutory Rate
	Year ended December 31,
	2021	2020	2019

Loss before taxes on income	$(53,007)	$(151,878)	$(85,150)

Statutory tax rate	23%	23%	23%

Theoretical income tax expense	(12,192)	(34,932)	(19,585)

Deferred tax assets for which valuation allowance was provided	40,520	29,485	10,390
Non-deductible option expenses	(2,245)	(5,529)	(443)
Non-deductible expenses	(1,202)	627	2,280
Tax adjustment in respect of different tax rate of foreign subsidiary	4,171	345	(256)
Preferred enterprise benefits	37,001	23,700	8,163
Rate change impact	-	(57)	(93)
Intra-entity intellectual property transfer	(3,913)	-	196
different tax rate	-	372	573
Foreign tax	-	-	102
Uncerain tax positions	416	-	-
Other	1,646	978	1,270

Income tax expense	$64,202	$14,989	$2,598

Schedule of reconciliation of the opening and closing amounts of total unrecognized tax benefits
	Year ended December 31,
	2021	2020	2019

Opening balance	$1,811	$2,030	$334
Increases (decrease) related to previous and current year tax positions	3,858	(219)	1,696

Closing balance	$5,669	$1,811	$2,030